Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 97.95%
Affiliated master portfolios: 55.99%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$7,202,211
Allspring Core Bond Portfolio		8,236,101
Allspring Disciplined Large Cap Portfolio		30,820,698
Allspring Emerging Growth Portfolio		2,433,786
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,048,773
Allspring Factor Enhanced International Equity Portfolio		24,764,620
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		14,197,996
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		4,110,276
Allspring Real Return Portfolio		20,936,758
Allspring Small Company Value Portfolio		2,484,880
		118,236,099
Alternative investment funds: 2.46%
Allspring Alternative Risk Premia Fund Class R6♠	623,171	5,191,014
Bond funds: 11.46%
Allspring Global Investment Grade Credit Fund Class R6♠	489,631	4,171,655
Allspring High Yield Bond Fund Institutional Class♠	5,347,716	15,722,284
Allspring Income Plus Fund Institutional Class♠	503,359	4,318,818
		24,212,757
Exchange-traded funds: 13.21%
iShares Core MSCI EAFE ETF	24,547	1,642,440
iShares Core MSCI Emerging Markets ETF	37,280	1,828,957
iShares Core S&P 500 ETF	23,024	10,422,734
iShares Core S&P Small-Cap ETF	26,545	2,675,205
iShares Core U.S. Aggregate Bond ETF	52,385	5,070,868
iShares iBoxx High Yield Corporate Bond ETF	83,169	6,260,962
		27,901,166
Multi-asset funds: 5.63%
Allspring Diversified Income Builder Fund Class R6♠	2,214,303	11,890,807
Stock funds: 9.20%
Allspring Discovery Large Cap Growth Fund Class R6♠†	555,598	5,200,402
Allspring Emerging Markets Equity Fund Class R6♠	156,491	3,819,935
Allspring Premier Large Company Growth Fund Class R6♠†	375,480	5,237,952
Allspring Special Large Cap Value Fund Class R6♠	442,822	5,163,308
		19,421,597
Total investment companies (Cost $190,635,428)		206,853,440
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 1

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞		5.26%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $190,835,428)	98.05%			207,053,440
Other assets and liabilities, net	1.95			4,121,206
Total net assets	100.00%			$211,174,646

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security.
∞	The rate represents the 7-day annualized yield at period end.

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$5,250,684	$1,262	$(130,827)	$(12,827)	$82,722	$5,191,014
Allspring Discovery Large Cap Growth Fund Class R6†	5,309,722	13,194	(405,085)	8,604	273,967	5,200,402
Allspring Diversified Income Builder Fund Class R6	11,972,172	161,428	(514,425)	(47,154)	318,786	11,890,807
Allspring Emerging Markets Equity Fund Class R6	3,904,640	27,848	(208,765)	(52,549)	148,761	3,819,935
Allspring Global Investment Grade Credit Fund Class R6	4,192,441	33,501	(49,319)	(13,833)	8,865	4,171,655
Allspring High Yield Bond Fund Institutional Class	15,888,667	600,051	(1,035,300)	(137,823)	406,689	15,722,284
Allspring Income Plus Fund Institutional Class	4,368,966	116,808	(176,400)	(15,912)	25,356	4,318,818
Allspring Premier Large Company Growth Fund Class R6†	5,293,465	10,069	(458,763)	(38,807)	431,988	5,237,952
Allspring Special Large Cap Value Fund Class R6	5,151,954	0	(363,563)	(33,018)	407,935	5,163,308
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,420,809	(2,420,809)	0	0	200,000
				$(343,319)	$2,105,069	$60,916,175

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	623,171	$0
Allspring Discovery Large Cap Growth Fund Class R6†	555,598	0
Allspring Diversified Income Builder Fund Class R6	2,214,303	161,427
Allspring Emerging Markets Equity Fund Class R6	156,491	0
Allspring Global Investment Grade Credit Fund Class R6	489,631	33,107
Allspring High Yield Bond Fund Institutional Class	5,347,716	299,805
Allspring Income Plus Fund Institutional Class	503,359	50,985
Allspring Premier Large Company Growth Fund Class R6†	375,480	0
Allspring Special Large Cap Value Fund Class R6	442,822	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	1,225
		$546,549

†	Non-income-earning security.
See accompanying notes to portfolio of investments
2 | Spectrum Growth Fund

Portfolio of investments—August 31, 2023 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.87%	2.87%	$(13,647)	$(111,326)	$0	$53,640	$3,166	$7,202,211
Allspring Core Bond Portfolio	0.18	0.18	(135,065)	7,186	0	85,972	3,413	8,236,101
Allspring Disciplined Large Cap Portfolio	14.45	14.22	896,190	1,801,009	115,531	544	5,718	30,820,698
Allspring Emerging Growth Portfolio	0.74	0.73	(58,738)	139,261	794	14	765	2,433,786
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.96	2.88	(28,099)	83,643	41,248	99	617	3,048,773
Allspring Factor Enhanced International Equity Portfolio	5.79	5.65	63,263	979,491	136,958	1,964	8,654	24,764,620
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	3.05	2.94	332,767	931,732	56,574	739	3,453	14,197,996
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.40	3.39	54,870	278,046	15,143	256	1,266	4,110,276
Allspring Real Return Portfolio	8.02	9.57	(29,773)	(78,603)	17,276	205,498	3,036	20,936,758
Allspring Small Company Value Portfolio	0.46	0.46	31,569	240,055	12,836	1	283	2,484,880
			$1,113,337	$4,270,494	$396,360	$348,727	$30,371	$118,236,099
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	35	9-7-2023	$5,313,592	$5,606,206	$292,614	$0
S&P/TSX 60 Index	35	9-14-2023	6,227,306	6,300,104	72,798	0
E-Mini NASDAQ 100 Index	29	9-15-2023	8,547,756	9,012,330	464,574	0
E-Mini S&P 500 Index	33	9-15-2023	7,401,967	7,451,400	49,433	0
Japanese Yen Futures	89	9-18-2023	8,089,082	7,667,350	0	(421,732)
Mexican Peso Futures	148	9-18-2023	4,202,244	4,347,500	145,256	0
10-Year Euro BUND Index	39	12-7-2023	5,604,303	5,608,879	4,576	0
10-Year U.S. Treasury Notes	67	12-19-2023	7,374,368	7,439,094	64,726	0
Long Gilt Futures	131	12-27-2023	15,699,207	15,859,910	160,703	0
Short
DAX Index	(15)	9-15-2023	(6,532,383)	(6,505,697)	26,686	0
Euro STOXX 50 Index	(112)	9-15-2023	(5,279,754)	(5,238,020)	41,734	0
MSCI Emerging Markets Index	(128)	9-15-2023	(6,331,784)	(6,267,520)	64,264	0
British Pound Futures	(81)	9-18-2023	(6,387,207)	(6,411,656)	0	(24,449)
2-Year Euro SCHATZ	(216)	12-7-2023	(24,693,366)	(24,705,496)	0	(12,130)
Ultra 10-Year U.S. Treasury Notes	(130)	12-19-2023	(14,919,182)	(15,094,219)	0	(175,037)
					$1,387,364	$(633,348)
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 3

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Growth Fund

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$88,617,341	$0	$0	$88,617,341
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				118,236,099
	88,817,341	0	0	207,053,440
Futures contracts	1,387,364	0	0	1,387,364
Total assets	$90,204,705	$0	$0	$208,440,804
Liabilities
Futures contracts	$633,348	$0	$0	$633,348
Total liabilities	$633,348	$0	$0	$633,348

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $118,236,099 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2023, $4,147,862 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Spectrum Growth Fund | 5